Annual Total Returns- Alger Focus Equity Fund - I (Class I Shares) [BarChart] - Class I Shares - Alger Focus Equity Fund - AC - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.73%)	8.73%	35.85%	14.02%	7.06%	1.08%	33.71%	1.35%	33.92%	45.75%